Risks and Concentration (Tables)	12 Months Ended
Mar. 31, 2025
Risks and Concentration [Abstract]
Schedule of Total Purchases

The information of the supplier with greater than 10% of the total purchases of the Company for the years ended March 31, 2023, 2024 and 2025 was as follows:

	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2025
	RMB	RMB	RMB
Royal Canin China Co., Ltd.	22%	26%	33%